Note 8 - Fair Value - Fair Value Of Financial Instruments Amortised Cost - Instruments Carried At Cost - Assets (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets Line Items
Contributed To Consolidated Group Assets	€ 698,690,000,000	€ 676,689,000,000	€ 690,059,000,000
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Cash cash balances at central banks and other demand deposits [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Contributed To Consolidated Group Assets	44,111,000,000	58,024,000,000
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Cash cash balances at central banks and other demand deposits [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Contributed To Consolidated Group Assets	0	0
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Cash cash balances at central banks and other demand deposits [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Contributed To Consolidated Group Assets	192,000,000	172,000,000
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Financial Assets at amortized cost [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Contributed To Consolidated Group Assets	29,391,000,000	21,419,000,000
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Financial Assets at amortized cost [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Contributed To Consolidated Group Assets	217,279,000,000	204,619,000,000
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Financial Assets at amortized cost [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Contributed To Consolidated Group Assets	€ 196,119,000,000	€ 193,819,000,000